Employee Benefit Liabilities, Net (Details) - Schedule of changes in fair value of plan assets - Plan assets [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Employee Benefit Liabilities, Net (Details) - Schedule of changes in fair value of plan assets [Line Items]
Balance at January 1,	$ 4,154	$ 4,200
Expected return	62	62
Contributions by employer	181	189
Benefits paid	(181)	(780)
Demographic assumptions	0	0
Financial assumptions	(4)	0
Past Experience	(20)	362
Currency exchange	(485)	121
Balance at December 31,	$ 3,707	$ 4,154